Exchange Rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
USD [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.33	1.30	1.36
Period end rates	1.27	1.35	1.24
Euro [member]
Disclosure of foreign exchange rates [line items]
Average rates	1.13	1.15	1.23
Period end rates	1.11	1.13	1.17
Yen [member]
Disclosure of foreign exchange rates [line items]
Average rates	147	145	149
Period end rates	140	152	144